Supplement to the
Fidelity® Stock Selector All Cap Fund
November 29, 2011
Prospectus

The following information replaces similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section beginning on page 5.

Christopher Sharpe (lead co-manager) and Geoff Stein (lead co-manager) have managed the fund since November 2009.

Charlie Chai (co-manager), John Dowd (co-manager), Benjamin Hesse (co-manager), Robert Lee (co-manager), Kristina Salen (co-manager), Douglas Simmons (co-manager), Tobias Welo (co-manager), and Edward Yoon (co-manager) have managed the fund since November 2009.

Gordon Scott (co-manager) has managed the fund since April 2012.

The following information replaces the biographical information for John Harris found in the "Fund Management" section beginning on page 21.

Gordon Scott is co-manager of the fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Scott has worked as a research analyst and portfolio manager.

FSS-12-01  May 10, 2012
1.776228.113

Supplement to the
Fidelity® Stock Selector All Cap Fund - Class K
November 29, 2011
Prospectus

The following information replaces similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section beginning on page 5.

Christopher Sharpe (lead co-manager) and Geoff Stein (lead co-manager) have managed the fund since November 2009.

Charlie Chai (co-manager), John Dowd (co-manager), Benjamin Hesse (co-manager), Robert Lee (co-manager), Kristina Salen (co-manager), Douglas Simmons (co-manager), Tobias Welo (co-manager), and Edward Yoon (co-manager) have managed the fund since November 2009.

Gordon Scott (co-manager) has managed the fund since April 2012.

The following information replaces the biographical information for John Harris found in the "Fund Management" section beginning on page 18.

Gordon Scott is co-manager of the fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Scott has worked as a research analyst and portfolio manager.

FSS-K-12-01  May 10, 2012
1.900390.105